SEMI-ANNUAL FINANCIAL STATEMENTS

                        --------------------------------

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

                        --------------------------------

                                  JUNE 30, 2002

                                   (Unaudited)

           GOLDENSELECT/R/products are issued by Golden American Life
                             Insurance Company and
              distributed by Directed Services, Inc., member NASD.

[GRAPHIC OMITTED]

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                              FINANCIAL STATEMENTS

                                  JUNE 30, 2002

TABLE OF CONTENTS                                        PAGE

President's Letter                                         3

Management's Discussion and Analysis                       4

Statement of Assets and Liabilities                        5

Statement of Operations                                    6

Statement of Changes in Net Assets                         7

Financial Highlights                                       8

Portfolio of Investments                                   9

Notes to Financial Statements                             10

August 15, 2002

Dear GCG Trust Shareholders:

We are pleased to share with you the GCG Trust Semi-Annual Report for the six months ended June 30, 2002. The report provides information about the performance and financial position of the Fund For Life Series.

The first half of 2002 provided disappointing investment results from the equity markets. The S&P 500 declined -13.15% while the Russell 2000 Index declined - 4.70% over this time frame. The bond markets fared much better. The Lehman Brothers Aggregate Bond Index returned 3.79%. In light of these varied returns, we continue to feel that our shareholders should stay focused on their long-term goals and remember that diversification remains important. The Fund For Life performance reflected these trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,



Mary Bea Wilkinson
President
The GCG Trust

           GOLDENSELECT(R)products are issued by Golden American Life
                             Insurance Company and
               distributed by Directed Services, Inc., member NASD

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using a target allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Mixed performance in the equity market and debt market contributed to the performance of the Fund during the period. For the six months ended June 30, 2002, the Fund had a total return of (7.25)%, compared to a blended return of (6.10)% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same target allocation strategy described above. The following total return of each index for the six months ended June 30, 2002 was S&P 500 Index - (13.15)%, Morgan Stanley/Capital International Pacific Index - 12.38% and the Lehman Aggregate Bond Index - 3.79%.

The Fund underperformed versus its benchmark indices primarily due to an overweight position in domestic equity securities and an underweight position in debt securities during most of the period.

                           AVERAGE ANNUAL TOTAL RETURN
                       FOR THE PERIOD ENDED JUNE 30, 2002

                          1 Year           -11.83%
                          5 Year             1.11%
                          Since Inception    5.33%

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2002

                                   (UNAUDITED)

ASSETS

    INVESTMENTS, AT VALUE (COST $86,171)  (NOTES 1 AND 4)              $83,642
                                                                        22,372

CASH

    DIVIDENDS RECEIVABLE                                                    94
                                                                      --------
 TOTAL ASSETS                                                          106,108
                                                                       -------


LIABILITIES

   ACCRUED EXPENSES                                                      3,872
                                                                         -----

TOTAL LIABILITIES                                                        3,872
                                                                       -------

NET ASSETS                                                            $102,236
                                                                      ========

NET ASSETS CONSIST OF

   PAID-IN CAPITAL                                                    $105,032
   NET UNREALIZED DEPRECIATION OF INVESTMENTS                           (2,529)
   ACCUMULATED NET INVESTMENT LOSS                                        (267)
                                                                          -----

TOTAL NET ASSETS                                                      $102,236
                                                                      ========


    SHARES OF BENEFICIAL INTEREST OUTSTANDING, $.001 PAR VALUE          22,986
                                                                     =========



NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                        $   4.45
                                                                      ========



                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

INVESTMENT INCOME

    DIVIDENDS AND INTEREST                                          1,230
                                                                 --------

EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                         161
    AUDITING FEES                                                     500
    FUND ACCOUNTING FEES (NOTE 2)                                     134
    CUSTODY (NOTE 2)                                                  300
    TRUSTEES FEES AND EXPENSES (NOTE 2)                                50
    OTHER OPERATING EXPENSES                                          491
                                                                  -------

    TOTAL EXPENSES                                                  1,636
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)          (295)
                                                                     -----

NET EXPENSES                                                        1,341
                                                                 --------

NET INVESTMENT LOSS                                                  (111)
                                                                  --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

    NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS           (8,747)
                                                                 ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                    (8,747)
                                                                   -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS

                                                                  ($8,858)

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX
                                                            MONTHS ENDED         FOR THE YEAR
                                                           JUNE 30, 2002             ENDED
                                                            (UNAUDITED)          DEC. 31, 2001
                                                           -------------         -------------
FROM OPERATIONS

    NET INVESTMENT LOSS                                    $     (111)          $      (257)
    NET REALIZED GAIN/(LOSS) ON INVESTMENTS AND

    CAPITAL GAIN DISTRIBUTIONS                                  -----                  (157)
    NET CHANGE IN UNREALIZED DEPRECIATION

    OF INVESTMENTS                                             (8,747)              (17,718)
                                                               -------              --------

    NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                (8,858)              (18,132)
                                                               -------              --------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    NET REALIZED GAIN ON INVESTMENT AND                           ---               (18,415)
                                                                                    --------
    CAPITAL GAIN DISTRIBUTIONS

FROM BENEFICIAL INTEREST TRANSACTIONS

    PROCEEDS FROM SALES OF SHARES                                 ---                40,000
    DISTRIBUTIONS REINVESTED                                      ---                18,415
    COST OF SHARES REDEEMED                                      (395)                 (759)
                                                                 -----                 -----

     INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM

        BENEFICIAL INTEREST TRANSACTIONS                         (395)               57,656
                                                                 -----               ------

    NET INCREASE/(DECREASE) IN NET ASSETS                      (9,253)               21,109

NET ASSETS

    BEGINNING OF PERIOD                                       111,489                90,380
                                                              -------                ------

    END OF PERIOD                                            $102,236              $111,489
                                                             ========              ========

    UNDISTRIBUTED NET INVESTMENT LOSS                          $ (111)                 $ --
                                                               =======                 ====

                       See notes to financial statements.


                                                       THE FUND FOR LIFE SERIES

                                                                OF

                                                             THE GCG TRUST

                                                        FINANCIAL HIGHLIGHTS

                                FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                            FOR THE SIX     FOR THE       FOR THE      FOR THE      FOR THE          FOR
                                              MONTHS       YEAR ENDED   YEAR ENDED   YEAR ENDED       YEAR           THE
                                               ENDED        12/31/01     12/31/00     12/31/99       ENDED           YEAR
                                             06/30/02                                               12/31/98         ENDED
                                            (UNAUDITED)                                                            12/31/97
                                           -------------- ------------- ------------ ------------ ------------- ---------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD         $    4.83      $    6.94     $    8.17    $    7.45    $    7.25     $    7.61
                                               --------       --------      --------     --------     --------      --------

NET INVESTMENT INCOME (LOSS) #                      ---          (0.01)        (0.03)        0.00         0.03          0.03
NET GAIN (LOSS) ON INVESTMENTS
   - REALIZED AND UNREALIZED                     (0.38)        (1.14)        (0.46)        1.56         0.88          1.09
                                               --------   -----------   -----------   ---------    ---------     ---------

TOTAL FROM INVESTMENT OPERATIONS                (0 .38)        (1.15)        (0.49)        1.56         0.91          1.12
                                              ---------   -----------   -----------   ---------    ---------     ---------

LESS DISTRIBUTIONS:

DISTRIBUTIONS FROM NET INVESTMENT

  INCOME                                         0.00           0.00          0.00        (0.03)       (0.09)        (0.13)

RETURN OF CAPITAL                                0.00           0.00          0.00        (0.39)        0.00          0.00
DISTRIBUTIONS FROM NET REALIZED CAPITAL

 GAINS                                           0.00          (0.96)        (0.74)       (0.42)       (0.62)        (1.35)
                                             --------       ---------     ---------    ---------    ---------     ---------

TOTAL DISTRIBUTIONS                              0.00          (0.96)        (0.74)       (0.84)       (0.71)        (1.48)
                                             --------       ---------     ---------    ---------    ---------    ----------

NET ASSET VALUE, END OF PERIOD              $    4.45      $    4.83     $    6.94    $    8.17    $    7.45     $    7.25
                                             ========       ========      ========     ========     ========      ========

TOTAL RETURN                                 (7.25)%*       (16.31)%      (5.40)%      21.82%        13.67%         14.58%
                                             ========       ========      =======      ======        ======         ======

RATIOS AND SUPPLEMENTAL DATA

TOTAL NET ASSETS, END OF PERIOD (000'S

  OMITTED)                                     $102           $111          $90         $274          $227           $202

RATIO OF EXPENSES TO AVERAGE NET

  ASSETS                                      2.50%**        2.50%         2.50%        2.50%        2.50%          2.50%

DECREASE REFLECTED IN ABOVE  EXPENSE
  RATIO DUE TO WAIVERS AND/OR

  REIMBURSEMENTS                              0.55%**        0.55%         0.55%        0.56%        3.27%          12.06%
RATIO OF NET INVESTMENT INCOME   (LOSS)

  TO AVERAGE NET ASSETS                      (0.21%)**      (0.25%)       (0.33%)      (0.41%)       0.40%          0.40%

PORTFOLIO TURNOVER RATE                        0.00%         0.00%         0.00%        2.08%        0.00%          8.94%

*    Unannualized
**   Annualized
# Per share data numbers have been calculated using the average share method. See notes to financial statements.

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================

                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2002

                                   (UNAUDITED)


INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS           NUMBER OF SHARES        VALUE (NOTE 1)
---------------------------------------------           ----------------        --------------

Merrill Lynch Pacific Fund, Inc., Class A                      1,388                    $22,092
Davis New York Venture Fund, Inc.                              1,180                     26,667
Waddell & Reed Advisor Core Investment Fund                    5,179                     25,220
Vanguard Investment Grade Corporate Bond Fund                  1,108                      9,663
                                                                                          -----

    Total Investments (Cost $86,171*) (Notes 1 and 4)          81.81%                    83,642
    Other Assets and Liabilities (Net)                         18.19%                    18,594
                                                              -------                    ------

    Net Assets                                                   100%                  $102,236
                                                              =======                   =======


*Aggregate cost for Federal tax purposes.

                       See notes to financial statements.

                            THE FUND FOR LIFE SERIES

                                       OF

                                  THE GCG TRUST

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2002, the Trust had thirty-five operational portfolios (the "Series"): All of the Series, including the Fund For Life Series (the "Fund"), are diversified, except for All Cap Series, Global Franchise Series, Hard Assets Series, International Enhanced EAFE Series, Managed Global Series, Mid-Cap Growth Series, Real Estate Series, and Special Situations Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

         The preparation of these financial statements in accordance with accounting principles generally accepted in the United States incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

         Federal Income Taxes: No provision for Federal income taxes has been made since the Fund has complied, and intends to continue to comply, with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficiently to relieve it from substantially all Federal income taxes.

         Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

         Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

         Other: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

         Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for Federal income tax purposes.

2. MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES

         In its capacity as Manager and Administrator, Directed Services, Inc. ("DSI") provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the six months ended June 30, 2002, the Fund waived $54 and $107 in compensation for management and administrative services, respectively.

         DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the six months ended June 30, 2002 such fees amounted to $134. For the six months ended June 30, 2002, the Fund waived $134 in compensation for accounting services. Pursuant to a custodian agreement, The Bank of New York is custodian for the Fund.

         Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

         Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

         The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the six months ended June 30, 2002 and the year ended December 31, 2001, the Fund had the following transactions in shares of beneficial interest. Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                                                 JUNE 30, 2002                   DECEMBER 31, 2001
                                                  (UNAUDITED)

                                              SHARES         AMOUNT          SHARES            AMOUNT
                                              ------         ------          ------            ------
          Sold                                    --        $    --           6,299          $ 40,000
          Distributions Reinvested                --             --           3,884            18,415
          Redeemed                               (85)          (395)           (126)             (759)
                                                 ----          -----           ----              -----

          Net increase/(decrease)                (85)         $(395)         10,057           $57,656
                                                 ====         ======       ========           =======

         As of June 30, 2002, Golden American has an investment in the Fund of 11,198 shares with a total net asset value of $50,168, representing 48.7% of the shares outstanding.

4.  INVESTMENTS

         At June 30, 2002, the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

     Gross Unrealized Appreciation                            $ 9,663
     Gross Unrealized Depreciation                            (12,192)
                                                              --------

     Net Unrealized Depreciation                              $(2,529)
                                                              ========

     PURCHASES AND SALES OF INVESTMENTS:

     Aggregate cost of purchases and proceeds from sales for the six-months ended June 30, 2002 were as follows:

     Cost of Purchases                                           $--
     Proceeds of Sales                                           $--


5.   CAPITAL LOSS CARRYFORWARD

         For federal income tax purposes, the Series' has a $157 capital loss carryforward expiring in 2009, which is available to offset future capital gains, if any.